Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2021 to June 30, 2022 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2021	593,150	$29,081

Granted	134,180	-

Accrual related to the fair value of the PSUs outstanding	-	305

Foreign exchange adjustment	-	292

At March 31, 2021	727,330	$29,678

Accrual related to the fair value of the PSUs outstanding	-	6,672

Foreign exchange adjustment	-	198

Paid	(213,820)	(16,929)

At June 30, 2021	513,510	$19,619

Accrual related to the fair value of the PSUs outstanding	-	7,027

Foreign exchange adjustment	-	(341)

At December 31, 2021	513,510	$26,305

Granted	129,140	-

Accrual related to the fair value of the PSUs outstanding	-	8,625

Foreign exchange adjustment	-	307

Forfeited	(3,970)	(65)

At March 31, 2022	638,680	$35,172

Accrual related to the fair value of the PSUs outstanding	-	111

Foreign exchange adjustment	-	(530)

Paid	(184,780)	(18,247)
At June 30, 2022	453,900	$16,506

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at June 30, 2022 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2022	PSU Liability at Jun 30, 2022
2019	2022	1,950	$42.40	200%	100%	165
2020	2023	192,600	$40.34	199%	76%	11,823
2021	2024	130,210	$39.87	180%	43%	4,021
2022	2025	129,140	$39.35	100%	10%	497
		453,900				$16,506